Other Financial Assets At Amortised Cost - Summary of Other Financial Assets at Amortised Cost (Detail) - Other Financial Assets [member] £ in Millions	Dec. 31, 2018 GBP (£)
Financial assets at amortised cost [line items]
Financial assets at amortised cost	£ 7,228
Asset backed securities [member]
Financial assets at amortised cost [line items]
Financial assets at amortised cost	719
Debt Securities [member]
Financial assets at amortised cost [line items]
Financial assets at amortised cost	£ 6,509